Credit Facilities and Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Credit Facilities and Line of Credit

NOTE 6 – CREDIT FACILITIES AND LINE OF CREDIT

On July 1, 2016, the Company entered into a Factoring and Security Agreement (the “FASA”) with Action Capital Corporation (“Action”) to establish a sale of accounts facility, whereby the Company may obtain short-term financing by selling and assigning to Action acceptable accounts receivable. Pursuant to the FASA, the outstanding principal amount of advances made by Action to the Company at any time shall not exceed $5,000,000. Action will reserve and withhold an amount in a reserve account equal to 5% of the face amount of each account purchased under the FASA. The balance outstanding under the Action credit line at March 31, 2019 was $796,952 and $4,533,575 at December 31, 2018, which includes accrued interest.

The per annum interest rate with respect to the daily average balance of unpaid advances outstanding under the FASA (computed on a monthly basis) will be equal to the “Prime Rate” of Wells Fargo Bank N.A. plus 2%, plus a monthly fee equal to 0.75% of such average outstanding balance. The Company shall also pay all other costs incurred by Action under the FASA, including all bank fees. The FASA will continue in full force and effect unless terminated by either party upon 30 days’ prior written notice. Performance of the Company’s obligations under the FASA is secured by a security interest in certain collateral of the Company. The FASA includes customary representations and warranties and default provisions for transactions of this type.

NOTE 9 – CREDIT FACILITIES AND LINE OF CREDIT

The Company maintains operating lines of credit, factoring and revolving credit facilities with banks and finance companies to provide working capital for the business.

On July 1, 2016, the Company entered into a Factoring and Security Agreement (the “FASA”) with Action Capital Corporation (“Action”) to establish a sale of accounts facility, whereby the Company may obtain short-term financing by selling and assigning to Action acceptable accounts receivable. Pursuant to the FASA, the outstanding principal amount of advances made by Action to the Company at any time shall not exceed $5,000,000. Action will reserve and withhold an amount in a reserve account equal to 5% of the face amount of each account purchased under the FASA. The balance at December 31, 2018 is $4,533,575 which includes accrued interest.

The per annum interest rate with respect to the daily average balance of unpaid advances outstanding under the FASA (computed on a monthly basis) will be equal to the “Prime Rate” of Wells Fargo Bank N.A. plus 2%, plus a monthly fee equal to 0.75% of such average outstanding balance. The Company shall also pay all other costs incurred by Action under the FASA, including all bank fees. The FASA will continue in full force and effect unless terminated by either party upon 30 days’ prior written notice. Performance of the Company’s obligations under the FASA is secured by a security interest in certain collateral of the Company. The FASA includes customary representations and warranties and default provisions for transactions of this type.